Income taxes - Reconciliation of taxes at the PRC statutory rate to our provision for income taxes (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income taxes
Net income before income taxes	¥ 739,301,975	$ 105,718,775	¥ 157,537,018	¥ 101,474,055
Effective Income Tax Rate Reconciliation, Amount
Income tax expense at PRC statutory income tax rate	184,825,494		39,384,255	25,368,514
Tax exempted income			113,208,078	198,231
Changes in valuation allowance			(249,072,857)	(91,301,461)
Total income tax expense/(benefit)	¥ 30,674,579	$ 4,386,405	¥ 65,805,623	¥ 62,340,516
Tax Jurisdiction of Domicile [Extensible Enumeration]	PRC	PRC
Effective Income Tax Rate Reconciliation, Percent
Income/(loss) before income tax	100.00%	100.00%
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Effective tax rate	4.10%	4.10%	41.80%	61.40%
PRC
Effective Income Tax Rate Reconciliation, Amount
Tax exempted income	¥ (10,955,971)
Write-off of NOL	22,301,473
Changes in valuation allowance	(112,048,066)
Other	¥ 7,315,121
Effective Income Tax Rate Reconciliation, Percent
Tax exempted income	(1.50%)	(1.50%)
Write-off of NOL	3.00%	3.00%
Changes in valuation allowance	(15.20%)	(15.20%)
Other	1.00%	1.00%
Hong Kong
Effective Income Tax Rate Reconciliation, Amount
Tax exempted income	¥ (1,966,394)
Changes in valuation allowance	22,856,618
Other	5,632,510
Statutory tax rate difference	¥ 10,150,643
Effective Income Tax Rate Reconciliation, Percent
Tax exempted income	(0.30%)	(0.30%)
Changes in valuation allowance	3.10%	3.10%
Other	0.80%	0.80%
Statutory tax rate difference	1.40%	1.40%
Cayman
Effective Income Tax Rate Reconciliation, Amount
Statutory tax rate difference	¥ (104,556,655)
Effective Income Tax Rate Reconciliation, Percent
Statutory tax rate difference	(14.10%)	(14.10%)
Other foreign jurisdictions
Effective Income Tax Rate Reconciliation, Amount
Other	¥ 7,119,806
Effective Income Tax Rate Reconciliation, Percent
Other	1.00%	1.00%